Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Schedule Of Trade And Other Payables Explanatory [Table Text Block]

€million	2025	2024
Trade creditors	131	58
Payments received in advance (please also see Note 32)	25	25
Interest on borrowings	74	63
Personnel-related liabilities	113	69
Tax liabilities other than for income tax	59	15
Liability in respect of IRIS 2	394	300
Other financial liabilities	236	148

Total	1,032	678

Of which:
Financial liabilities	973	663
VAT payables	19	10
Tax on salary payable	3	2
Other taxes payable	37	3

Non-financial liabilities	59	15